UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02556

Name of Fund:    Ready Assets Government Liquidity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets

            Government Liquidity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	Ready Assets Government Liquidity Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations — 48.2%
Federal Farm Credit Discount Notes(a):
1.54%, 08/10/18	$1,405	$1,404,466
2.08%, 11/27/18	12,070	11,988,501
2.02%, 12/04/18	6,000	5,958,542
2.26%, 03/11/19 - 04/12/19	11,895	11,727,214
2.28%, 03/19/19	9,390	9,256,219
Federal Home Loan Bank (1 mo. LIBOR US - 0.06%) 2.02%, 09/27/19(b)	16,000	16,000,000
Federal Home Loan Bank 1.90%, 08/03/18	9,780	9,778,970
Federal Home Loan Bank Discount Notes(a):
1.64%, 08/01/18	20,875	20,875,000
1.89%, 08/08/18	16,100	16,094,118
1.91%, 08/21/18	3,270	3,266,530
1.90%, 08/22/18	23,245	23,219,305
1.93%, 08/29/18	4,575	4,568,173
1.92%, 08/31/18 - 09/06/18	25,670	25,625,817
1.94%, 09/07/18 - 09/21/18	61,705	61,548,950
1.98%, 10/09/18	9,640	9,603,601
2.01%, 10/17/18	35,930	35,776,684
2.02%, 10/19/18	18,360	18,279,420
2.00%, 10/24/18 - 10/26/18	65,025	64,718,833
Federal Home Loan Bank Variable Rate Notes(b):
(3 mo. LIBOR US - 0.16%), 2.17%, 06/12/19 - 06/20/19	27,565	27,563,774
(3 mo. LIBOR US - 0.14%), 2.19%, 12/19/19	6,980	6,980,000
(1 mo. LIBOR US - 0.15%), 1.94%, 08/22/18	2,920	2,920,002
(1 mo. LIBOR US - 0.12%), 1.98%, 10/03/18	13,500	13,500,000
(1 mo. LIBOR US - 0.14%), 1.93%, 10/26/18	6,750	6,750,000
(1 mo. LIBOR US - 0.01%), 1.99%, 11/01/18	20,000	20,000,000
(1 mo. LIBOR US - 0.10%), 1.99%, 11/02/18	26,500	26,500,000
(1 mo. LIBOR US - 0.09%), 2.01%, 11/08/18	22,060	22,060,000
(1 mo. LIBOR US - 0.15%), 1.92%, 11/14/18	16,175	16,175,000
(1 mo. LIBOR US - 0.13%), 1.94%, 11/16/18	21,000	21,000,000
(1 mo. LIBOR US - 0.13%), 1.96%, 11/20/18	12,700	12,701,252
(1 mo. LIBOR US - 0.12%), 1.96%, 12/19/18	7,035	7,035,672
(1 mo. LIBOR US - 0.07%), 2.01%, 12/19/18 - 02/11/19	18,990	18,990,749
(1 mo. LIBOR US - 0.14%), 1.94%, 12/21/18	20,000	20,000,000
(1 mo. LIBOR US - 0.14%), 1.93%, 12/24/18	20,000	20,000,000
(1 mo. LIBOR US - 0.09%), 1.97%, 01/25/19	14,630	14,630,000

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Bank Variable Rate Notes(b): (continued)
(1 mo. LIBOR US - 0.12%), 1.95%, 02/25/19	$10,080	$10,080,000
(1 mo. LIBOR US - 0.07%), 1.99%, 02/25/19	15,505	15,503,260
(1 mo. LIBOR US - 0.12%), 1.94%, 03/25/19	17,000	17,000,000
(1 mo. LIBOR US - 0.11%), 1.98%, 07/19/19	26,545	26,545,000
(1 mo. LIBOR US - 0.08%), 2.00%, 08/27/19	11,945	11,945,000
(1 mo. LIBOR US - 0.05%), 2.05%, 02/07/20	19,040	19,039,703
(1 mo. LIBOR US - 0.04%), 2.03%, 04/17/20	9,840	9,840,000
Freddie Mac, 0.88%, 10/12/18	11,066	11,049,770
Freddie Mac Discount Notes(a):
1.90%, 08/20/18	12,535	12,522,496
1.97%, 10/18/18	20,705	20,617,297
Freddie Mac Variable Rate Notes, (1 mo. LIBOR US - 0.10%), 2.00%, 08/08/19(b)	15,465	15,457,182

Total U.S. Government Sponsored Agency Obligations — 48.2% (Cost — $776,096,500)		776,096,500

U.S. Treasury Obligations — 13.7%
U.S. Treasury Bills(a):
1.66%, 08/02/18	29,470	29,468,670
1.73%, 08/09/18	21,055	21,047,101
1.86%, 08/23/18	4,350	4,345,162
1.91%, 09/13/18	44,155	44,056,371
2.00%, 09/20/18	29,100	29,021,187
1.94%, 09/27/18	525	523,425
1.95%, 10/04/18	16,000	15,945,813
2.03%, 10/25/18	10,343	10,293,980
2.14%, 12/27/18	22,590	22,396,366
2.19%, 01/17/19	40,000	39,598,155
U.S. Treasury Notes:
0.88%, 10/15/18	2,875	2,870,211
1.13% - 1.25%, 01/31/19	1,550	1,542,339

Total U.S. Treasury Obligations — 13.7% (Cost — $221,108,780)		221,108,780

Total Repurchase Agreements — 38.5%		621,000,000

Total Investments — 100.4% (Cost — $1,618,205,280*)		1,618,205,280
Liabilities in Excess of Other Assets — (0.4)%		(6,399,319)

Net Assets — 100.0%		$1,611,805,961

*	Cost for U.S. federal income tax purposes
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Floating rate security. Rate shown is the rate in effect as of period end.

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Schedule of Investments (unaudited) (continued) July 31, 2018	Ready Assets Government Liquidity Fund

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received at value
BNP Paribas Securities Corp.	1.91%		07/31/18	08/01/18	$100,000	$100,000	$100,005,233	U.S. Treasury Obligation, 0.00% to 4.75%, due 04/30/20 to 11/15/44	$102,748,743	$102,000,000
Goldman Sachs & Co.	2.00%		07/31/18	08/07/18	29,000	29,000	29,011,123	U.S. Government Sponsored Agency Obligations, 3.50% to 6.00%, due 12/01/36 to 07/20/48	29,237,305	29,580,282
J.P. Morgan Securities LLC	2.25	%(a)	07/31/18	09/04/18	44,000	44,000	44,094,932	U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 03/01/42 to 06/01/48	55,048,532	45,320,773
J.P. Morgan Securities LLC	1.91%		07/31/18	08/01/18	157,000	157,000	157,008,216	U.S. Treasury Obligation, 0.00%, to 1.88% due 7/31/22 to 5/15/41	169,165,045	160,141,888

Total J.P. Morgan Securities LLC						$201,000				$205,462,661

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.91%		07/31/18	08/01/18	5,000	5,000	5,000,262	U.S. Treasury Obligation, 3.00%, due 05/15/45	5,166,100	5,100,052
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.93%		07/31/18	08/01/18	100,000	100,000	100,005,288	U.S. Government Sponsored Agency Obligations, 3.31% to 4.50%, due 05/01/48 to 06/01/48	101,658,519	103,000,001
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.04%		07/31/18	08/07/18	4,500	4,500	4,501,761	U.S. Government Sponsored Agency Obligation, 4.16%, due 5/20/68	4,241,215	4,590,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$109,500				$112,690,053

Mizuho Securities USA, Inc.	1.95%		07/31/18	08/01/18	64,000	64,000	64,003,419	U.S. Government Sponsored Agency Obligations, 5.00%, due 05/01/48 to 07/20/48	61,421,446	65,722,478
TD Securities (USA) LLC	1.92%		07/31/18	08/01/18	8,000	8,000	8,000,421	U.S. Treasury Obligation, 2.88%, due 05/15/28	8,179,900	8,160,093
TD Securities (USA) LLC	1.93%		07/31/18	08/01/18	100,000	100,000	100,005,288	U.S. Treasury Obligation and U.S. Government Sponsored Agency Obligations, 4.00% due 07/20/48	99,437,270	102,000,001

Total TD Securities (USA) LLC						$108,000				$110,160,094

Wells Fargo Securities LLC	1.92%		07/31/18	08/02/18	9,500	9,500	9,500,999	U.S. Government Sponsored Agency Obligation, 0.00% to 4.00%, due 12/20/27 to 08/01/48	9,610,359	9,784,652

						$621,000				$354,987,689

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

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Schedule of Investments (unaudited) (continued) July 31, 2018	Ready Assets Government Liquidity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$1,618,205,280	$—	$1,618,205,280

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

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Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Government Liquidity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Ready Assets Government Liquidity Fund

Date:	September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Ready Assets Government Liquidity Fund

Date:	September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of Ready Assets Government Liquidity Fund

Date:	September 20, 2018